Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) - Arisz Acquisition Corp. [Member] - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Redeemable Shares [Member]
Schedule of Basic and Diluted Net Income (Loss) Per Share [Line Items]
Diluted net income (loss) per share	$ 0.36	$ 0.58
Non- Redeemable Shares [Member]
Schedule of Basic and Diluted Net Income (Loss) Per Share [Line Items]
Diluted net income (loss) per share	$ (0.36)	$ (1.89)